Business Combinations and Divestitures (Details)	3 Months Ended																12 Months Ended				12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended												12 Months Ended									3 Months Ended
	Dec. 29, 2013 USD ($)		Sep. 29, 2013 USD ($)		Jun. 30, 2013 USD ($)		Mar. 31, 2013 USD ($)		Dec. 30, 2012 USD ($)		Sep. 30, 2012 USD ($)		Jul. 01, 2012 USD ($)		Apr. 01, 2012 USD ($)		Dec. 29, 2013 USD ($)	Dec. 30, 2012 USD ($)	Jan. 01, 2012 USD ($)	Jun. 14, 2012 USD ($)	Dec. 29, 2013 Aragon Pharmaceuticals, Inc [Member] USD ($)	Dec. 29, 2013 Flexible Stenting Solutions, Inc [Member]	Jun. 14, 2012 Synthes, Inc [Member] USD ($)	Jul. 01, 2012 Synthes, Inc [Member] USD ($)	Dec. 29, 2013 Synthes, Inc [Member] USD ($)	Dec. 30, 2012 Synthes, Inc [Member] USD ($)	Jan. 01, 2012 Synthes, Inc [Member] USD ($)	Sep. 29, 2013 Synthes, Inc [Member] USD ($)	Jun. 14, 2012 Synthes, Inc [Member] CHF	Dec. 29, 2013 Corlmmun [Member] USD ($)	Dec. 30, 2012 Corlmmun [Member]	Dec. 29, 2013 Crucell .N. V [Member] USD ($)	Dec. 30, 2012 Crucell .N. V [Member] USD ($)	Jan. 01, 2012 Crucell .N. V [Member]	Dec. 29, 2013 Purchased In-Process Research And Development [Member] USD ($)	Dec. 30, 2012 Purchased In-Process Research And Development [Member] USD ($)	Dec. 29, 2013 Purchased In-Process Research And Development [Member] Aragon Pharmaceuticals, Inc [Member] USD ($)	Dec. 29, 2013 Purchased In-Process Research And Development [Member] Flexible Stenting Solutions, Inc [Member] USD ($)	Dec. 30, 2012 Purchased In-Process Research And Development [Member] Synthes, Inc [Member] USD ($)	Dec. 30, 2012 Purchased In-Process Research And Development [Member] Corlmmun [Member] USD ($)	Jan. 01, 2012 Purchased In-Process Research And Development [Member] Crucell .N. V [Member] USD ($)	Dec. 29, 2013 Minimum [Member] Aragon Pharmaceuticals, Inc [Member]	Dec. 29, 2013 Minimum [Member] Flexible Stenting Solutions, Inc [Member]	Jan. 01, 2012 Minimum [Member] Crucell .N. V [Member]	Dec. 29, 2013 Maximum [Member] Aragon Pharmaceuticals, Inc [Member]	Dec. 29, 2013 Maximum [Member] Flexible Stenting Solutions, Inc [Member]	Jan. 01, 2012 Maximum [Member] Crucell .N. V [Member]	Dec. 29, 2013 Customer Relationships [Member] Synthes, Inc [Member]	Dec. 29, 2013 Patents And Trademarks [Member]	Dec. 29, 2013 Patents And Trademarks [Member] Synthes, Inc [Member]	Mar. 30, 2014 OCD [Member] USD ($)
Business Acquisition [Line Items]
Cash & Cash equivalents																							$ 2,749,000,000		$ 2,749,000,000
Cost in CHF for each share																													55.65
Inventory																									1,194,000,000
Accounts Receivable, net																									738,000,000
Other current assets																									238,000,000
Property, plant and equipment																									1,253,000,000
Goodwill, Gross																									6,074,000,000	6,011,000,000
Intangible assets																									12,861,000,000
Other non-current assets																									46,000,000
Total Assets Acquired																									25,153,000,000
Current liabilities																									1,081,000,000
Deferred Taxes																									3,506,000,000
Other non-current liabilities																									329,000,000
Total Liabilities Assumed																									4,916,000,000
Net Assets Acquired																							20,237,000,000		20,237,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles																									11,378,000,000
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed)																	835,000,000	17,821,000,000	2,797,000,000
Business Acquisition, Cost of Acquired Entity, Cash Paid																							6,902,000,000
Aquirees Common Stock Outstanding																							118,700,000
Customer relationships																									9,870,000,000
Patents and technology																									1,508,000,000
Trademark and Trade name																									1,420,000,000
Other Indefinite-lived Intangible Assets																									63,000,000
Asset Impairment Charges													717,000,000				739,000,000	2,131,000,000	160,000,000
Exchange rate used for acquisition																							0.95674
Share exchanged for acquirees stock																							1.717
Business Acquisition, Initial Consideration Transferred																							19,700,000,000
Business Acquisition, Pro Forma Information [Abstract]
Net Sales																										68,894,000,000	68,741,000,000
Net Earnings																										11,564,000,000	9,427,000,000
Diluted Net Earnings per Common Share																										$ 4.11	$ 3.40
Business Combinations and Divestitures (Textuals) [Abstract]
Acquisition transaction and integration costs	110,000,000		103,000,000		87,000,000		183,000,000		306,000,000		135,000,000		564,000,000		(106,000,000)										683,000,000	1,028,000,000
Business Combination, Consideration Transferred																							20,200,000,000
Discount Rate Used in Probability of Success in Research and Development																					15.50%				14.00%	14.00%					25.00%			16.00%								37.00%	16.50%		52.00%	17.50%
Probability Of Success																						100.00%				100.00%					38.00%													14.00%			81.00%
Issuance of common stock associated with the acquisition of Synthes, Inc.																								13,335,000,000
Stock issued during period, shares, acquisitions																								203,700,000		203,740,000
Accelerated Share Repurchases, Settlement Payment or Receipt																				12,900,000,000								2,900,000,000
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life																									21 years																							22 years		18 years
Finite-Lived Intangible Assets, Useful Life, Minimum																																																	17 years
Total	18,355,000,000	[1]	17,575,000,000	[2]	17,877,000,000	[3]	17,505,000,000	[4]	17,558,000,000	[5]	17,052,000,000	[6]	16,475,000,000	[7]	16,139,000,000	[8]	71,312,000,000	67,224,000,000	65,030,000,000							2,159,000,000
Synthes Net earnings																	13,831,000,000	10,514,000,000	9,672,000,000							324,000,000
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed																	193,000,000	1,204,000,000	228,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High																					350,000,000
Acquired indefinite lived asset, amounts	941,000,000								15,785,000,000								941,000,000	15,785,000,000	2,657,000,000
Payments to Acquire Businesses, Net of Cash Acquired																	835,000,000	4,486,000,000	2,797,000,000					17,500,000,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)	8,774,000,000								8,553,000,000								8,774,000,000	8,553,000,000																	1,155,000,000	905,000,000	810,000,000	21,000,000	63,000,000	145,000,000	982,000,000
Common Stock Share Price																							$ 65.45
Intangible asset write-downs																																	500,000,000
Research and Development in process impairment charge	294,000,000		126,000,000				42,000,000		59,000,000		340,000,000		344,000,000				580,000,000	1,163,000,000	0											200,000,000		400,000,000	400,000,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal																	100,000,000	900,000,000	1,000,000,000
purchased in process research and development																																			831,000,000	208,000,000
Binding offer for Sale of a Business																																																			4,150,000,000
Adjustments to Offer for Sales of Business																																																			$ 200,000,000

[1]	The fourth quarter of 2013 includes after-tax charges of $227 million from net litigation expense, $110 million from Synthes integration/transaction costs, $294 million from impairment of in-process research and development, $118 million associated with the DePuy ASR™ Hip program and a $707 million tax benefit associated with Scios Inc.
[2]	The third quarter of 2013 includes after-tax charges of $720 million from net litigation expense, $103 million from Synthes integration/transaction costs, $126 million from impairment of in-process research and development and $31 million associated with the DePuy ASR™ Hip program.
[3]	The second quarter of 2013 includes after-tax charges of $308 million from net litigation expense, $87 million from Synthes integration/transaction costs and $61 million associated with the DePuy ASR™ Hip program
[4]	The first quarter of 2013 includes after-tax charges of $183 million from Synthes integration/transaction costs, $391 million from net litigation expense and $42 million from impairment of in-process research and development, and $30 million associated with the DePuy ASR™ Hip program.
[5]	The fourth quarter of 2012 includes after-tax charges of $371 million from net litigation expense, $306 million associated with the acquisition of Synthes, Inc., $73 million associated with the DePuy ASR™ Hip program and $59 million from impairment of in-process research and development.
[6]	The third quarter of 2012 includes after-tax charges of $135 million associated with the acquisition of Synthes, Inc., $340 million from impairment of in-process research and development, $70 million associated with net litigation expense, and $24 million associated with the DePuy ASR™ Hip program.
[7]	The second quarter of 2012 includes after-tax charges of $717 million for asset write-downs, $611 million from net litigation expense, $564 million associated with the acquisition of Synthes, Inc. and $344 million from impairment of in-process research and development.
[8]	The first quarter of 2012 includes an after-tax gain of $106 million from currency and costs associated with the acquisition of Synthes, Inc.